DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell US Multifactor ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Communication Services
— 3.6%
Alphabet, Inc., Class A
1,283 487,976
Alphabet, Inc., Class C
1,076 405,039
AT&T, Inc.
32,957 817,333
Charter Communications, Inc.,
Class A *
197 28,378
Comcast Corp., Class A
14,361 357,158
Electronic Arts, Inc.
4,786 965,432
Fox Corp., Class A
15,053 962,188
Fox Corp., Class B
11,430 655,968
IAC, Inc. *
643 28,864
Liberty Broadband Corp., Class
C *
180 6,077
Liberty Capital Corp., Class C *
1,698 37,984
Liberty Global Ltd., Class A *
13,304 166,433
Liberty Global Ltd., Class C *
9,327 113,416
Liberty Media Corp.-Liberty
Formula One, Class C *
954 86,614
Live Nation Entertainment, Inc. *
1,193 200,913
Madison Square Garden Sports
Corp. *
155 58,015
Match Group, Inc.
7,558 273,070
Meta Platforms, Inc., Class A
98 61,986
Millicom International Cellular
SA
7,161 611,263
Netflix, Inc. *
182 15,656
New York Times Co., Class A
7,348 552,643
News Corp., Class A
12,012 313,513
News Corp., Class B
3,948 117,729
Nexstar Media Group, Inc.
2,253 402,003
Omnicom Group, Inc.
4,525 329,013
Pinterest, Inc., Class A *
2,633 52,792
Spotify Technology SA *
111 55,242
Take-Two Interactive Software,
Inc. *
98 21,968
TKO Group Holdings, Inc.
692 141,984
T-Mobile US, Inc.
620 116,269
Verizon Communications, Inc.
21,601 1,032,744
Versant Media Group, Inc.
536 23,123
Walt Disney Co.
2,576 262,314
(Cost $8,926,413)
9,761,100
Consumer Discretionary
— 10.2%
ADT, Inc.
19,650 131,852
Airbnb, Inc., Class A *
919 122,512
Amazon.com, Inc. *
335 90,664
Aptiv PLC *
11,963 812,766
Aramark
9,306 496,754
AutoNation, Inc. *
365 68,518
AutoZone, Inc. *
116 340,482
Best Buy Co., Inc.
7,910 616,585
Number
of Shares Value $
Booking Holdings, Inc.
1,494 250,140
BorgWarner, Inc.
16,611 1,193,002
Boyd Gaming Corp.
4,300 355,524
Bright Horizons Family
Solutions, Inc. *
1,007 63,058
Brunswick Corp.
914 76,557
Burlington Stores, Inc. *
536 173,573
Carnival Corp. Ltd.
1,489 41,781
Chipotle Mexican Grill, Inc. *
1,267 40,367
Choice Hotels International, Inc.
239 26,022
Churchill Downs, Inc.
687 59,913
Columbia Sportswear Co.
709 46,922
Coupang, Inc. *
3,133 52,008
Crocs, Inc. *
248 29,430
D.R. Horton, Inc.
4,368 642,489
Darden Restaurants, Inc.
2,863 583,794
Deckers Outdoor Corp. *
141 16,053
Dick's Sporting Goods, Inc.
1,197 272,401
Dillard's, Inc., Class A
29 17,116
Domino's Pizza, Inc.
854 265,235
DoorDash, Inc., Class A *
251 39,982
eBay, Inc.
12,802 1,398,875
Etsy, Inc. *
449 30,496
Expedia Group, Inc.
1,414 319,267
Five Below, Inc. *
1,194 271,468
Floor & Decor Holdings, Inc.,
Class A *
451 23,181
Flutter Entertainment PLC *
236 22,887
Ford Motor Co.
41,126 717,237
Gap, Inc.
1,761 37,245
Garmin Ltd.
1,743 407,723
General Motors Co.
12,980 1,080,455
Gentex Corp.
9,855 238,097
Genuine Parts Co.
4,384 432,701
Grand Canyon Education, Inc. *
1,607 240,809
H&R Block, Inc.
6,408 246,644
Harley-Davidson, Inc.
1,380 33,368
Hasbro, Inc.
3,198 275,572
Hilton Worldwide Holdings, Inc.
1,209 396,141
Home Depot, Inc.
115 36,471
Hyatt Hotels Corp., Class A (a)
743 134,751
Las Vegas Sands Corp.
2,193 110,900
Lear Corp.
4,145 593,232
Lennar Corp., Class A
4,198 376,896
Lennar Corp., Class B
87 7,663
Liberty Live Holdings, Inc., Class
A *
101 9,728
Liberty Live Holdings, Inc., Class
C *
592 58,667
Lithia Motors, Inc.
177 51,488
LKQ Corp.
9,172 248,745
Lowe's Cos., Inc.
1,447 310,179

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Lululemon Athletica, Inc. *
109 14,299
Macy's, Inc.
2,264 49,265
Marriott International, Inc.,
Class A
819 307,616
Mattel, Inc. *
18,500 276,390
McDonald's Corp.
814 227,269
MGM Resorts International *
5,573 243,373
Mohawk Industries, Inc. *
1,484 159,411
Murphy USA, Inc.
222 112,339
NIKE, Inc., Class B
2,302 106,422
NVR, Inc. *
99 604,375
Ollie's Bargain Outlet Holdings,
Inc. *
729 59,508
O'Reilly Automotive, Inc. *
6,926 601,731
Penske Automotive Group, Inc.
647 108,288
Planet Fitness, Inc., Class A *
946 50,620
Pool Corp.
422 76,551
PulteGroup, Inc.
9,745 1,151,664
PVH Corp.
338 31,529
Ralph Lauren Corp.
2,033 739,809
Restaurant Brands International,
Inc.
5,139 383,883
Ross Stores, Inc.
4,823 1,117,634
Royal Caribbean Cruises Ltd.
355 101,044
Service Corp. International
2,873 216,021
SharkNinja, Inc. *
605 73,743
Somnigroup International, Inc.
520 36,821
Starbucks Corp.
2,870 284,589
Tapestry, Inc.
2,626 381,978
Texas Roadhouse, Inc.
2,790 503,930
Thor Industries, Inc.
1,621 128,189
TJX Cos., Inc.
4,316 667,901
Toll Brothers, Inc.
3,850 533,379
TopBuild Corp. *
961 401,198
Tractor Supply Co.
10,678 336,677
Travel + Leisure Co.
3,007 204,476
Ulta Beauty, Inc. *
1,735 882,855
Vail Resorts, Inc. (a)
742 99,131
Valvoline, Inc. *
1,949 65,779
Versigent PLC *
3,984 175,774
Viking Holdings Ltd. *
278 25,607
Williams-Sonoma, Inc.
1,416 288,255
Wyndham Hotels & Resorts, Inc.
573 45,989
Wynn Resorts Ltd.
1,354 137,052
YETI Holdings, Inc. *
855 41,014
Yum! Brands, Inc.
4,820 713,119
(Cost $25,458,394)
27,802,883
Consumer Staples — 7.4%
Albertsons Cos., Inc., Class A
15,611 243,688
Altria Group, Inc.
32,114 2,234,492
Archer-Daniels-Midland Co.
15,468 1,234,037
Number
of Shares Value $
BJ's Wholesale Club Holdings,
Inc. *
7,660 653,245
Boston Beer Co., Inc., Class A *
158 28,010
Brown-Forman Corp., Class B
1,016 26,131
Bunge Global SA
4,734 583,702
Campbell's Company (a)
5,210 109,983
Casey's General Stores, Inc.
493 378,200
Church & Dwight Co., Inc.
2,937 280,865
Clorox Co.
1,509 135,840
Coca-Cola Co.
2,607 205,979
Coca-Cola Consolidated, Inc.
2,244 388,795
Colgate-Palmolive Co.
8,229 741,680
Conagra Brands, Inc.
8,006 106,320
Constellation Brands, Inc., Class
A
650 90,233
Costco Wholesale Corp.
192 183,613
Darling Ingredients, Inc. *
2,616 154,606
Dollar General Corp.
12,985 1,436,271
Dollar Tree, Inc. *
951 110,734
Estee Lauder Cos., Inc., Class A
772 68,669
Flowers Foods, Inc.
2,089 15,960
General Mills, Inc.
7,555 255,434
Hershey Co.
5,668 1,099,762
Hormel Foods Corp.
4,373 101,585
Ingredion, Inc.
3,971 402,818
J M Smucker Co.
996 102,787
Kenvue, Inc.
11,438 197,649
Keurig Dr Pepper, Inc.
9,031 271,201
Kimberly-Clark Corp.
5,968 582,477
Kraft Heinz Co.
13,833 332,130
Kroger Co.
13,757 854,998
Lamb Weston Holdings, Inc.
3,086 133,253
Maplebear, Inc. *
5,632 224,154
McCormick & Co., Inc.
3,198 151,489
Molson Coors Beverage Co.,
Class B
5,077 200,694
Mondelez International, Inc.,
Class A
12,340 754,838
Monster Beverage Corp. *
8,698 766,120
PepsiCo, Inc.
2,451 353,410
Performance Food Group Co. *
869 85,327
Philip Morris International, Inc.
3,239 574,534
Pilgrim's Pride Corp.
3,257 92,206
Post Holdings, Inc. *
1,493 137,117
Procter & Gamble Co.
1,278 183,470
Reynolds Consumer Products,
Inc.
2,589 56,104
Seaboard Corp.
18 91,475
Smithfield Foods, Inc.
3,543 91,516
Sprouts Farmers Market, Inc. *
849 70,144
Sysco Corp.
8,495 644,006
Target Corp.
2,008 255,157
Tyson Foods, Inc., Class A
10,582 645,714

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
US Foods Holding Corp. *
11,124 910,499
Walmart, Inc.
606 70,144
(Cost $19,877,122)
20,103,265
Energy — 4.9%
Antero Midstream Corp.
12,644 265,018
Antero Resources Corp. *
834 29,816
APA Corp.
3,387 123,388
Baker Hughes Co.
14,054 897,770
Cheniere Energy, Inc.
771 173,367
Chevron Corp.
3,512 640,800
Chord Energy Corp.
516 68,045
ConocoPhillips
3,271 372,829
Devon Energy Corp.
29,791 1,325,402
Diamondback Energy, Inc.
165 31,594
DT Midstream, Inc.
1,092 152,858
EOG Resources, Inc.
8,634 1,151,603
Exxon Mobil Corp.
1,686 244,908
Halliburton Co.
11,338 440,481
HF Sinclair Corp.
5,060 353,643
Kinder Morgan, Inc.
8,362 259,891
Marathon Petroleum Corp.
7,457 1,855,078
Matador Resources Co.
686 36,770
NOV, Inc.
10,848 216,526
Occidental Petroleum Corp.
2,687 152,165
ONEOK, Inc.
535 44,908
Ovintiv, Inc.
2,384 133,599
Permian Resources Corp., Class
A
4,997 96,092
Phillips 66
4,734 832,616
Range Resources Corp.
1,536 59,827
SLB Ltd.
12,902 703,804
Targa Resources Corp.
1,246 317,817
TechnipFMC PLC
8,473 579,723
Texas Pacific Land Corp.
76 29,868
Valero Energy Corp.
5,299 1,297,301
Viper Energy, Inc., Class A
972 44,226
Weatherford International PLC
519 53,789
Williams Cos., Inc.
3,359 239,799
(Cost $10,420,163)
13,225,321
Financials — 12.1%
Affiliated Managers Group, Inc.
1,925 582,986
Aflac, Inc.
5,912 664,627
AGNC Investment Corp. REIT
11,340 118,049
Allstate Corp.
5,160 1,063,424
Ally Financial, Inc.
2,160 92,470
American Express Co.
423 133,867
American Financial Group, Inc.
1,937 251,423
American International Group,
Inc.
2,625 194,854
Ameriprise Financial, Inc.
392 174,718
Number
of Shares Value $
Annaly Capital Management,
Inc. REIT
13,713 299,629
Aon PLC, Class A
1,073 339,132
Apollo Global Management, Inc.
183 23,554
Arch Capital Group Ltd. *
14,829 1,324,823
Ares Management Corp., Class
A
242 31,097
Arthur J Gallagher & Co.
418 84,064
Assurant, Inc.
1,279 318,305
Assured Guaranty Ltd.
929 68,941
Axis Capital Holdings Ltd.
4,873 462,594
Bank of America Corp.
642 33,127
Bank of New York Mellon Corp.
1,823 254,181
Bank OZK
2,163 104,668
Berkshire Hathaway, Inc., Class
B *
403 191,215
Blackrock, Inc.
169 176,923
Blackstone, Inc.
736 86,090
BOK Financial Corp.
409 52,368
Brighthouse Financial, Inc. *
349 21,830
Brookfield Asset Management
Ltd., Class A
749 36,401
Brown & Brown, Inc.
1,764 99,225
Bullish *
957 33,409
Capital One Financial Corp.
1,378 258,968
Carlyle Group, Inc.
1,242 56,424
Cboe Global Markets, Inc.
3,946 1,316,228
Charles Schwab Corp.
662 57,826
Chubb Ltd.
2,171 676,766
Cincinnati Financial Corp.
8,105 1,275,889
Citigroup, Inc.
535 67,356
Citizens Financial Group, Inc.
2,421 150,731
CME Group, Inc.
753 205,976
CNA Financial Corp.
570 23,974
Columbia Banking System, Inc.
1,774 52,581
Commerce Bancshares, Inc.
1,149 60,001
Corebridge Financial, Inc.
2,022 54,594
Corpay, Inc. *
664 240,235
Credit Acceptance Corp. *
82 47,038
Cullen/Frost Bankers, Inc.
525 71,148
East West Bancorp, Inc.
1,240 151,950
Equitable Holdings, Inc.
2,086 86,256
Euronet Worldwide, Inc. *
855 61,970
Evercore, Inc., Class A
1,319 449,594
Everest Group Ltd.
825 267,325
FactSet Research Systems, Inc.
322 79,041
Fidelity National Financial, Inc.
4,542 215,064
Fidelity National Information
Services, Inc.
3,032 130,346
Fifth Third Bancorp
4,794 239,364
First American Financial Corp.
1,203 79,675
First Citizens BancShares, Inc.,
Class A
19 37,820

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
First Hawaiian, Inc.
1,184 31,944
First Horizon Corp.
3,026 73,320
FNB Corp.
5,426 94,846
Franklin Resources, Inc.
3,280 101,746
Freedom Holding Corp./NV * (a)
138 19,709
Global Payments, Inc.
1,377 103,977
Globe Life, Inc.
3,784 579,860
Goldman Sachs Group, Inc.
72 73,840
Hamilton Lane, Inc., Class A
698 60,817
Hanover Insurance Group, Inc.
1,991 370,724
Hartford Insurance Group, Inc.
8,924 1,134,508
Houlihan Lokey, Inc.
2,214 313,635
Huntington Bancshares, Inc.
6,541 107,011
Interactive Brokers Group, Inc.,
Class A
3,819 332,138
Intercontinental Exchange, Inc.
814 120,350
Invesco Ltd.
8,163 232,319
Jack Henry & Associates, Inc.
2,285 311,491
Janus Henderson Group PLC
5,849 302,452
JPMorgan Chase & Co.
80 23,945
KeyCorp
1,027 21,906
Kinsale Capital Group, Inc.
346 105,450
KKR & Co., Inc.
110 10,553
Lazard, Inc.
3,615 171,098
Lincoln National Corp.
1,879 66,310
Loews Corp.
3,894 403,224
LPL Financial Holdings, Inc.
1,069 292,660
M&T Bank Corp.
947 204,656
Markel Group, Inc. *
496 900,533
MarketAxess Holdings, Inc.
441 57,348
Marsh & McLennan Cos., Inc.
2,117 338,656
Mastercard, Inc., Class A
164 81,013
MetLife, Inc.
1,964 162,403
MGIC Investment Corp.
17,719 446,873
Moody's Corp.
875 396,594
Morgan Stanley
411 85,488
Morningstar, Inc.
176 32,036
MSCI, Inc.
614 387,667
Nasdaq, Inc.
2,175 201,231
Northern Trust Corp.
1,510 249,830
NU Holdings Ltd., Class A *
1,515 19,892
Old Republic International Corp.
12,951 482,166
OneMain Holdings, Inc.
2,877 159,127
PayPal Holdings, Inc.
1,993 89,187
Pinnacle Financial Partners, Inc.
610 59,621
PNC Financial Services Group,
Inc.
811 179,328
Popular, Inc.
1,063 157,887
Primerica, Inc.
930 251,072
Principal Financial Group, Inc.
2,438 252,626
Progressive Corp.
3,633 691,723
Prosperity Bancshares, Inc.
844 58,202
Number
of Shares Value $
Prudential Financial, Inc.
1,446 145,525
Raymond James Financial, Inc.
1,440 206,510
Regions Financial Corp.
5,737 160,636
Reinsurance Group of America,
Inc.
658 132,087
RenaissanceRe Holdings Ltd.
2,069 580,044
Rithm Capital Corp. REIT
8,774 81,774
RLI Corp.
2,101 105,134
Ryan Specialty Holdings, Inc.
536 17,072
S&P Global, Inc.
491 208,184
SEI Investments Co.
6,045 531,235
SLM Corp.
2,076 45,921
SouthState Bank Corp.
430 40,743
Starwood Property Trust, Inc.
REIT
3,444 58,824
State Street Corp.
449 69,882
Stifel Financial Corp.
1,638 114,906
Synchrony Financial
12,722 908,860
T. Rowe Price Group, Inc.
7,778 813,034
TPG, Inc. * (b)
5,269 53
Tradeweb Markets, Inc., Class A
1,158 116,090
Travelers Cos., Inc.
3,740 1,091,669
Truist Financial Corp.
839 40,448
Unum Group
5,409 450,191
US Bancorp
3,596 197,241
Virtu Financial, Inc., Class A
943 47,291
Visa, Inc., Class A
252 82,243
Voya Financial, Inc.
1,440 116,957
W.R. Berkley Corp.
12,231 777,158
Webster Financial Corp.
1,322 96,136
Wells Fargo & Co.
782 60,636
Western Union Co.
12,651 102,853
WEX, Inc. *
352 51,026
White Mountains Insurance
Group Ltd.
68 140,408
Willis Towers Watson PLC
115 28,712
Wintrust Financial Corp.
680 102,156
XP, Inc., Class A
3,220 53,677
Zions Bancorp NA
760 47,462
(Cost $31,051,002)
32,959,904
Health Care — 11.2%
Abbott Laboratories
4,121 352,758
AbbVie, Inc.
578 125,842
Agilent Technologies, Inc.
3,041 412,147
Align Technology, Inc. *
179 31,316
Amgen, Inc.
1,177 396,402
Avantor, Inc. *
2,681 24,451
Becton Dickinson & Co.
1,181 173,749
Biogen, Inc. *
2,624 514,304
BioMarin Pharmaceutical, Inc. *
3,563 204,124
Bio-Rad Laboratories, Inc., Class
A *
63 19,686

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Bio-Techne Corp.
1,093 56,486
Boston Scientific Corp. *
1,612 77,876
Bristol-Myers Squibb Co.
2,473 141,406
Cardinal Health, Inc.
1,495 294,216
Cencora, Inc.
3,343 900,470
Centene Corp. *
2,292 136,603
Charles River Laboratories
International, Inc. *
337 60,899
Chemed Corp.
585 249,450
Cigna Group
6,087 1,688,534
Cooper Cos., Inc. *
992 60,720
Corcept Therapeutics, Inc. *
648 45,030
CVS Health Corp.
15,919 1,448,311
Danaher Corp.
847 154,721
DaVita, Inc. *
930 180,755
DENTSPLY SIRONA, Inc.
2,165 22,668
Dexcom, Inc. *
657 48,447
Edwards Lifesciences Corp. *
7,428 642,299
Elanco Animal Health, Inc. *
4,767 113,693
Elevance Health, Inc.
943 370,778
Eli Lilly & Co.
21 23,205
Encompass Health Corp.
5,165 546,715
Envista Holdings Corp. *
1,681 39,588
Exelixis, Inc. *
13,506 681,783
GE HealthCare Technologies,
Inc.
3,830 238,762
Gilead Sciences, Inc.
4,686 629,939
Globus Medical, Inc., Class A *
1,713 140,260
Halozyme Therapeutics, Inc. *
3,133 208,470
HCA Healthcare, Inc.
1,743 659,795
Henry Schein, Inc. *
7,905 605,365
Humana, Inc.
3,849 1,175,562
IDEXX Laboratories, Inc. *
732 412,504
Illumina, Inc. *
331 53,940
Incyte Corp. *
4,291 415,111
Insulet Corp. *
412 59,715
Intuitive Surgical, Inc. *
188 79,832
IQVIA Holdings, Inc. *
1,873 341,279
Jazz Pharmaceuticals PLC *
3,443 814,235
Johnson & Johnson
1,255 282,789
Labcorp Holdings, Inc.
2,590 673,555
Masimo Corp. *
98 17,488
McKesson Corp.
3,716 2,758,907
Medpace Holdings, Inc. *
340 152,017
Medtronic PLC
5,297 390,972
Merck & Co., Inc.
4,277 507,765
Mettler-Toledo International,
Inc. *
337 397,855
Molina Healthcare, Inc. *
350 60,760
Natera, Inc. *
138 30,825
Neurocrine Biosciences, Inc. *
2,125 336,388
Penumbra, Inc. *
322 102,493
Number
of Shares Value $
Pfizer, Inc.
15,366 402,282
QIAGEN NV
5,269 192,793
Quest Diagnostics, Inc.
2,734 532,857
Regeneron Pharmaceuticals, Inc.
860 528,711
Repligen Corp. *
160 19,832
ResMed, Inc.
2,421 461,370
Revvity, Inc.
1,011 105,700
Royalty Pharma PLC, Class A
30,667 1,709,992
Solventum Corp. *
6,596 494,370
STERIS PLC
2,696 573,520
Stryker Corp.
519 158,342
Teleflex, Inc.
395 50,813
Tenet Healthcare Corp. *
3,137 549,979
Thermo Fisher Scientific, Inc.
272 133,963
United Therapeutics Corp. *
1,836 1,022,322
UnitedHealth Group, Inc.
164 62,371
Universal Health Services, Inc.,
Class B
4,193 612,639
Veeva Systems, Inc., Class A *
999 174,166
Viatris, Inc.
14,298 232,485
Waters Corp. *
772 296,116
West Pharmaceutical Services,
Inc.
499 161,082
Zimmer Biomet Holdings, Inc.
2,664 219,327
Zoetis, Inc.
1,794 139,376
(Cost $29,493,377)
30,620,423
Industrials — 18.1%
3M Co.
2,282 349,443
A O Smith Corp.
6,583 373,388
AAON, Inc.
238 33,368
Acuity, Inc.
509 155,301
Advanced Drainage Systems,
Inc.
452 62,900
AECOM
3,117 216,226
AGCO Corp.
314 35,256
Alaska Air Group, Inc. *
394 18,132
Allegion PLC
3,105 403,867
Allison Transmission Holdings,
Inc.
1,920 217,978
Amentum Holdings, Inc. *
1,877 43,603
American Airlines Group, Inc. *
2,338 34,228
AMETEK, Inc.
2,932 662,192
API Group Corp. *
2,098 86,018
Applied Industrial Technologies,
Inc.
1,244 377,940
Armstrong World Industries, Inc.
1,602 252,956
ATI, Inc. *
907 158,870
Automatic Data Processing, Inc.
848 188,120
Axon Enterprise, Inc. *
18 8,077
Booz Allen Hamilton Holding
Corp.
1,605 127,084
Broadridge Financial Solutions,
Inc.
2,918 448,555

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Builders FirstSource, Inc. *
588 44,841
BWX Technologies, Inc.
1,860 364,337
C.H. Robinson Worldwide, Inc.
4,268 762,478
CACI International, Inc., Class
A *
407 208,999
Carlisle Cos., Inc.
1,149 396,187
Carpenter Technology Corp.
449 210,572
Caterpillar, Inc.
465 407,280
Cintas Corp.
1,915 327,963
Clean Harbors, Inc. *
950 266,978
CNH Industrial NV
8,508 86,867
Comfort Systems USA, Inc.
308 563,089
Concentrix Corp.
2,510 71,008
Copart, Inc. *
4,069 133,341
Core & Main, Inc., Class A *
1,512 74,768
Crane Co.
1,359 248,697
CSX Corp.
14,620 661,701
Cummins, Inc.
1,433 926,621
Curtiss-Wright Corp.
836 625,002
Deere & Co.
343 185,968
Delta Air Lines, Inc.
7,682 633,611
Donaldson Co., Inc.
7,319 599,207
Dover Corp.
2,600 549,536
Eaton Corp. PLC
736 294,842
EMCOR Group, Inc.
1,428 1,180,699
Emerson Electric Co.
2,842 408,736
Equifax, Inc.
489 81,071
Esab Corp.
526 48,618
ExlService Holdings, Inc. *
3,464 100,560
Expeditors International of
Washington, Inc.
7,557 1,193,930
Fastenal Co.
16,094 711,355
FedEx Corp.
1,798 740,326
Ferguson Enterprises, Inc.
3,024 683,333
Flowserve Corp.
2,803 211,655
Fortive Corp.
6,056 353,186
Fortune Brands Innovations, Inc.
920 35,825
FTAI Aviation Ltd.
80 20,827
FTI Consulting, Inc. *
1,247 191,015
Gates Industrial Corp. PLC *
5,489 142,275
GE Vernova, Inc.
249 241,112
Generac Holdings, Inc. *
160 44,466
General Dynamics Corp.
2,835 983,235
General Electric Co.
308 99,718
Genpact Ltd.
10,354 341,164
Graco, Inc.
4,130 311,608
GXO Logistics, Inc. *
2,289 114,702
Hayward Holdings, Inc. *
2,038 28,756
HEICO Corp.
323 112,462
HEICO Corp., Class A
678 176,151
Hexcel Corp.
2,926 262,726
Honeywell International, Inc.
772 183,628
Number
of Shares Value $
Howmet Aerospace, Inc.
1,687 435,668
Hubbell, Inc.
915 433,353
Huntington Ingalls Industries,
Inc.
1,018 313,717
IDEX Corp.
591 124,601
Illinois Tool Works, Inc.
2,281 564,046
Ingersoll Rand, Inc.
1,196 85,681
ITT, Inc.
2,935 572,325
Jacobs Solutions, Inc.
2,773 332,372
JB Hunt Transport Services, Inc.
2,750 760,182
Johnson Controls International
PLC
5,801 777,682
KBR, Inc.
1,394 48,720
Kirby Corp. *
3,015 423,879
Knight-Swift Transportation
Holdings, Inc.
2,406 181,966
L3Harris Technologies, Inc.
1,958 617,122
Landstar System, Inc.
841 174,003
Leidos Holdings, Inc.
9,766 1,248,095
Lennox International, Inc.
268 134,579
Leonardo DRS, Inc.
907 44,225
Lincoln Electric Holdings, Inc.
1,687 436,073
Lockheed Martin Corp.
1,008 534,694
Masco Corp.
5,811 408,223
MasTec, Inc. *
1,111 420,369
Middleby Corp. *
818 126,798
MSA Safety, Inc.
1,155 191,499
MSC Industrial Direct Co., Inc.,
Class A
3,439 376,467
Mueller Industries, Inc.
6,280 807,608
Nordson Corp.
767 220,382
Norfolk Southern Corp.
1,439 438,837
Northrop Grumman Corp.
1,166 657,251
nVent Electric PLC
1,524 254,493
Old Dominion Freight Line, Inc.
938 211,191
Oshkosh Corp.
4,990 648,700
Otis Worldwide Corp.
4,072 288,460
Owens Corning
314 39,507
PACCAR, Inc.
3,962 437,286
Parker-Hannifin Corp.
464 391,908
Parsons Corp. *
1,746 103,189
Paychex, Inc.
1,206 116,958
Paycom Software, Inc.
618 86,316
Paylocity Holding Corp. *
221 25,400
Pentair PLC
3,144 222,721
Quanta Services, Inc.
630 448,390
RB Global, Inc.
2,350 249,922
RBC Bearings, Inc. *
304 173,876
Regal Rexnord Corp.
402 81,108
Republic Services, Inc.
1,670 334,735
Rockwell Automation, Inc.
1,168 526,838
Rollins, Inc.
6,438 306,449

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
RTX Corp.
1,420 255,117
Ryder System, Inc.
2,180 546,853
Schneider National, Inc., Class B
1,522 53,787
Science Applications
International Corp.
2,335 243,307
Sensata Technologies Holding
PLC
3,726 184,027
Simpson Manufacturing Co., Inc.
1,262 239,452
SiteOne Landscape Supply,
Inc. *
754 81,884
Snap-on, Inc.
2,041 757,640
Southwest Airlines Co.
5,035 216,253
SS&C Technologies Holdings,
Inc.
5,047 340,773
Stanley Black & Decker, Inc.
1,345 106,820
Tetra Tech, Inc.
3,890 106,936
Textron, Inc.
4,532 415,856
Timken Co.
2,323 297,298
Toro Co.
3,790 340,645
Trane Technologies PLC
1,078 486,501
TransDigm Group, Inc.
167 210,139
TransUnion
690 49,376
Uber Technologies, Inc. *
1,674 117,850
U-Haul Holding Co.
742 38,599
Union Pacific Corp.
1,400 367,696
United Airlines Holdings, Inc. *
1,821 209,051
United Parcel Service, Inc.,
Class B
4,759 507,738
United Rentals, Inc.
400 398,268
Valmont Industries, Inc.
1,294 672,634
Veralto Corp.
2,253 185,264
Verisk Analytics, Inc.
985 172,365
Vertiv Holdings Co., Class A
197 62,195
W.W. Grainger, Inc.
428 528,255
Waste Management, Inc.
1,268 268,131
Watsco, Inc.
306 112,333
WESCO International, Inc.
1,067 385,368
Westinghouse Air Brake
Technologies Corp.
2,339 610,853
Woodward, Inc.
1,680 588,050
XPO, Inc. *
270 57,848
Xylem, Inc.
4,100 449,114
(Cost $43,446,320)
49,402,674
Information Technology
— 15.6%
Accenture PLC, Class A
605 113,177
Adobe, Inc. *
694 179,892
Advanced Micro Devices, Inc. *
158 81,544
Akamai Technologies, Inc. *
4,555 681,155
Amdocs Ltd.
8,492 534,741
Amkor Technology, Inc.
3,944 274,345
Amphenol Corp., Class A
3,951 587,751
Analog Devices, Inc.
1,821 753,621
Number
of Shares Value $
Appfolio, Inc., Class A *
312 50,285
Apple, Inc.
1,957 610,701
Applied Materials, Inc.
2,005 902,370
Arista Networks, Inc. *
574 91,536
Arrow Electronics, Inc. *
872 187,157
Autodesk, Inc. *
981 226,915
Avnet, Inc.
2,256 196,114
Bentley Systems, Inc., Class B
1,097 35,806
Cadence Design Systems, Inc. *
477 178,842
CCC Intelligent Solutions
Holdings, Inc. *
3,348 15,736
CDW Corp.
749 93,962
Ciena Corp. *
483 280,251
Cirrus Logic, Inc. *
4,019 683,029
Cisco Systems, Inc.
5,077 611,372
Cognex Corp.
2,165 142,565
Cognizant Technology Solutions
Corp., Class A
19,866 1,107,629
Coherent Corp. *
146 52,775
Corning, Inc.
6,055 1,096,924
Crane NXT Co.
1,087 42,219
Crowdstrike Holdings, Inc., Class
A *
149 108,919
Datadog, Inc., Class A *
167 41,307
Dell Technologies, Inc., Class C
1,882 792,153
Docusign, Inc. *
318 16,701
Dolby Laboratories, Inc., Class A
4,733 264,149
Dropbox, Inc., Class A *
14,304 384,492
DXC Technology Co. *
1,114 11,040
Dynatrace, Inc. *
2,614 111,330
Entegris, Inc.
273 37,890
EPAM Systems, Inc. *
103 10,553
Everpure, Inc., Class A *
1,258 100,024
F5, Inc. *
3,309 1,268,836
Fair Isaac Corp. *
58 72,534
First Solar, Inc. *
277 84,981
Flex Ltd. *
24,262 3,658,224
Fortinet, Inc. *
2,010 277,320
Gartner, Inc. *
331 53,688
Gen Digital, Inc.
8,062 207,919
GLOBALFOUNDRIES, Inc. *
328 26,230
GoDaddy, Inc., Class A *
955 81,968
Guidewire Software, Inc. *
1,081 165,036
Hewlett Packard Enterprise Co.
29,297 1,260,943
HP, Inc.
8,967 242,468
International Business Machines
Corp.
822 244,792
Intuit, Inc.
730 242,017
IPG Photonics Corp. *
483 55,313
Jabil, Inc.
5,160 1,881,130
Keysight Technologies, Inc. *
1,117 377,915
KLA Corp.
509 978,150

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Lam Research Corp.
3,315 1,054,767
Lattice Semiconductor Corp. *
364 53,537
Littelfuse, Inc.
489 228,299
Lumentum Holdings, Inc. *
79 67,542
MACOM Technology Solutions
Holdings, Inc. *
267 97,359
Manhattan Associates, Inc. *
337 50,567
Microchip Technology, Inc.
430 40,699
Micron Technology, Inc.
1,117 1,084,607
Microsoft Corp.
1,041 468,700
MKS, Inc.
361 117,058
Monolithic Power Systems, Inc.
402 629,616
Motorola Solutions, Inc.
502 202,447
NetApp, Inc.
6,971 1,214,976
Nutanix, Inc., Class A *
531 27,649
NVIDIA Corp.
566 119,505
Okta, Inc. *
236 29,092
ON Semiconductor Corp. *
1,017 122,671
Onto Innovation, Inc. *
189 48,807
Palo Alto Networks, Inc. *
729 205,352
Pegasystems, Inc.
505 18,044
Procore Technologies, Inc. *
514 25,438
PTC, Inc. *
2,527 350,571
Qnity Electronics, Inc.
10,601 1,653,756
Qorvo, Inc. *
2,506 259,521
QUALCOMM, Inc.
4,700 1,179,794
Ralliant Corp.
2,913 180,227
Roper Technologies, Inc.
566 184,250
Salesforce, Inc.
395 75,484
Sandisk Corp. *
247 418,660
ServiceNow, Inc. *
416 51,738
Skyworks Solutions, Inc.
4,906 381,932
Snowflake, Inc. *
84 21,466
Synopsys, Inc. *
409 194,529
TD SYNNEX Corp.
6,041 1,578,392
Teledyne Technologies, Inc. *
824 510,740
Teradata Corp. *
830 28,261
Teradyne, Inc.
2,179 815,621
Texas Instruments, Inc.
1,431 437,428
Trimble, Inc. *
4,693 264,732
Twilio, Inc., Class A *
274 52,235
Tyler Technologies, Inc. *
480 150,312
UiPath, Inc., Class A *
1,465 17,170
Universal Display Corp. (a)
521 47,995
VeriSign, Inc.
6,360 1,815,017
Vontier Corp.
3,778 107,220
Western Digital Corp.
4,306 2,287,390
Workday, Inc., Class A *
811 118,560
Zebra Technologies Corp., Class
A *
153 37,275
Zoom Communications, Inc. *
3,299 335,145
Number
of Shares Value $
Zscaler, Inc. *
193 26,968
(Cost $28,720,258)
42,359,557
Materials — 4.9%
Air Products and Chemicals, Inc.
350 97,517
Alcoa Corp.
522 40,528
Anglogold Ashanti PLC
608 58,879
AptarGroup, Inc.
1,452 168,214
Avery Dennison Corp.
2,369 376,837
Axalta Coating Systems Ltd. *
4,182 128,680
CF Industries Holdings, Inc.
7,580 851,613
Corteva, Inc.
10,555 826,245
CRH PLC
2,505 272,519
Crown Holdings, Inc.
4,312 409,985
Dow, Inc.
2,917 98,449
DuPont de Nemours, Inc.
14,237 689,356
Eagle Materials, Inc.
493 109,042
Eastman Chemical Co.
1,655 125,565
Ecolab, Inc.
1,565 400,640
Element Solutions, Inc.
5,063 214,823
Freeport-McMoRan, Inc.
6,494 426,721
Graphic Packaging Holding Co.
1,539 17,329
International Flavors &
Fragrances, Inc.
1,441 109,588
International Paper Co.
3,279 109,748
Linde PLC
697 346,890
Louisiana-Pacific Corp.
827 63,166
LyondellBasell Industries NV,
Class A
2,345 156,294
Martin Marietta Materials, Inc.
353 205,319
Mosaic Co.
4,983 119,094
NewMarket Corp.
222 171,735
Newmont Corp.
7,828 859,593
Nucor Corp.
3,590 897,500
Packaging Corp. of America
1,689 369,739
PPG Industries, Inc.
2,076 234,546
Reliance, Inc.
3,804 1,448,449
Royal Gold, Inc.
2,624 589,036
RPM International, Inc.
979 103,745
Scotts Miracle-Gro Co.
171 10,089
Sherwin-Williams Co.
729 221,499
Silgan Holdings, Inc.
1,108 41,616
Solstice Advanced Materials,
Inc.
10,897 917,854
Sonoco Products Co.
436 21,224
Southern Copper Corp.
405 77,477
Steel Dynamics, Inc.
3,616 940,702
Vulcan Materials Co.
492 139,197
(Cost $11,266,766)
13,467,042
Real Estate — 3.9%
Agree Realty Corp. REIT
1,205 89,351
American Homes 4 Rent, Class
A REIT
3,388 108,687

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
American Tower Corp. REIT
986 184,343
AvalonBay Communities, Inc.
REIT
1,190 217,187
Brixmor Property Group, Inc.
REIT
6,592 201,452
BXP, Inc. REIT
480 28,805
Camden Property Trust REIT
660 70,330
CBRE Group, Inc., Class A *
2,709 338,733
CoStar Group, Inc. *
486 15,649
Cousins Properties, Inc. REIT
336 9,008
CubeSmart REIT
5,704 228,160
Digital Realty Trust, Inc. REIT
226 42,940
EastGroup Properties, Inc. REIT
1,277 257,839
EPR Properties REIT
2,103 119,976
Equinix, Inc. REIT
68 72,627
Equity LifeStyle Properties, Inc.
REIT
4,674 288,713
Equity Residential REIT
4,269 279,406
Essex Property Trust, Inc. REIT
1,247 339,982
Extra Space Storage, Inc. REIT
945 136,373
Federal Realty Investment Trust
REIT
1,076 128,722
Fermi, Inc. *
2,585 18,043
First Industrial Realty Trust, Inc.
REIT
4,730 292,645
Gaming and Leisure Properties,
Inc. REIT
10,169 477,638
Healthpeak Properties, Inc. REIT
3,366 64,459
Highwoods Properties, Inc. REIT
1,178 30,746
Host Hotels & Resorts, Inc. REIT
23,195 533,021
Howard Hughes Holdings, Inc. *
335 21,222
Invitation Homes, Inc. REIT
3,761 110,009
Iron Mountain, Inc. REIT
254 32,575
Jones Lang LaSalle, Inc. *
1,192 336,514
Kilroy Realty Corp. REIT
1,780 61,001
Kimco Realty Corp. REIT
3,857 92,877
Lamar Advertising Co., Class
A REIT
2,472 376,881
Mid-America Apartment
Communities, Inc. REIT
1,443 186,248
National Storage Affiliates Trust
REIT
661 28,192
NNN REIT, Inc. REIT
6,775 301,555
Omega Healthcare Investors,
Inc. REIT
7,137 333,726
Park Hotels & Resorts, Inc. REIT
2,271 27,547
Prologis, Inc. REIT
2,083 298,848
Public Storage REIT
1,915 581,566
Rayonier, Inc. REIT
11,726 244,956
Realty Income Corp. REIT
2,322 142,292
Regency Centers Corp. REIT
2,105 162,822
Rexford Industrial Realty, Inc.
REIT
2,340 83,000
Number
of Shares Value $
SBA Communications Corp.
REIT
1,931 392,302
Simon Property Group, Inc. REIT
3,354 687,268
STAG Industrial, Inc. REIT
3,624 137,241
Sun Communities, Inc. REIT
393 48,598
UDR, Inc. REIT
1,108 40,885
Ventas, Inc. REIT
922 77,835
VICI Properties, Inc. REIT
28,928 816,348
Welltower, Inc. REIT
314 64,474
Weyerhaeuser Co. REIT
3,058 74,952
WP Carey, Inc. REIT
5,284 393,235
(Cost $10,247,644)
10,729,804
Utilities — 7.1%
AES Corp.
17,861 262,021
Alliant Energy Corp.
6,144 439,972
Ameren Corp.
5,878 634,648
American Electric Power Co.,
Inc.
6,903 874,403
American Water Works Co., Inc.
3,107 383,000
Atmos Energy Corp.
3,804 643,371
Brookfield Renewable Corp.
8,037 321,319
CenterPoint Energy, Inc.
13,134 555,043
Clearway Energy, Inc., Class C
6,011 247,413
CMS Energy Corp.
7,556 548,339
Consolidated Edison, Inc.
7,291 770,148
Constellation Energy Corp.
70 20,143
Dominion Energy, Inc.
8,999 602,393
DTE Energy Co.
5,530 790,071
Duke Energy Corp.
5,815 713,675
Edison International
5,226 365,506
Entergy Corp.
6,804 741,976
Essential Utilities, Inc.
8,269 305,043
Evergy, Inc.
9,975 818,349
Eversource Energy
6,740 460,140
Exelon Corp.
20,037 914,489
FirstEnergy Corp.
12,225 567,118
IDACORP, Inc.
2,421 339,594
MDU Resources Group, Inc.
5,097 107,445
National Fuel Gas Co.
7,009 541,445
NextEra Energy, Inc.
3,229 280,955
NiSource, Inc.
8,352 386,029
NRG Energy, Inc.
5,127 687,428
OGE Energy Corp.
8,797 415,482
PG&E Corp.
16,882 275,852
Pinnacle West Capital Corp.
5,754 573,904
PPL Corp.
14,315 506,608
Public Service Enterprise Group,
Inc.
3,182 250,264
Sempra
3,884 346,181
Southern Co.
6,180 568,869
Talen Energy Corp. *
318 123,002
UGI Corp.
17,186 600,135

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
Vistra Corp.
776 124,338
WEC Energy Group, Inc.
5,699 632,874
Xcel Energy, Inc.
7,389 587,426
(Cost $17,447,382)
19,326,411
TOTAL COMMON STOCKS
(Cost $236,354,841)
269,758,384
EXCHANGE-TRADED FUNDS
— 0.3%
iShares Russell 1000 ETF
1,400 578,074
Vanguard S&P 500 ETF
150 104,324
(Cost $501,890)
682,398
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(c)(d)
(Cost $335,034)
335,034 335,034
CASH EQUIVALENTS — 0.5%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $1,446,559)
1,446,559 1,446,559
TOTAL INVESTMENTS
— 100.0%
(Cost $238,638,324)
272,222,375
Other assets and liabilities,
net — 0.0%
133,586
NET ASSETS — 100.0%
272,355,961
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
452,820 — (117,786) (e) — — 459 — 335,034 335,034
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
1,224,124 4,911,910 (4,689,475) — — 41,215 — 1,446,559 1,446,559
1,676,944 4,911,910 (4,807,261) — — 41,674 — 1,781,593 1,781,593
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $328,199, which is 0.1% of net assets.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
REIT: Real Estate Investment Trust

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DEUS-PH3
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 Index
USD 3 1,009,072 1,139,362 6/18/2026 130,290
Micro E-Mini S&P 500 Index
USD 6 202,677 227,873 6/18/2026 25,196
Micro E-mini S&P MidCap 400 Index
USD 9 305,010 335,880 6/18/2026 30,870
Total unrealized appreciation
186,356
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 269,758,331 $ — $ 53 $ 269,758,384
Exchange-Traded Funds
682,398 — — 682,398
Short-Term Investments (a)
1,781,593 — — 1,781,593
Derivatives (b)
Futures Contracts
186,356 — — 186,356
TOTAL
$ 272,408,678 $ — $ 53 $ 272,408,731
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.